CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss) for the Period	$ (2,620,127)	$ (3,693,489)	$ (5,083,552)	$ (2,817,999)
Net cash provided by operating activities:
Common stock issued for services	438,770	1,518,443	1,416,173	1,605,457
Depreciation and Amortization	16,711	14,715	71,649	5,959
Stock warrants/Stock Options issued for services	250,329	206,360	294,234	62,468
Change in Derivative Liabilities	(1,069,175)	(57,847)	143,697	0
Loss on settlement of debt, net	233,301	121,854	128,154	0
Interest Expense for Derivatives and Debt Discount			1,184,886
Amortization of BCF Discount	812,164	58,195	68,042
(Increase) decrease in:
Accounts receivables	10,782	(10,987)	(30,720)	23,089
Customer Contracts - Contract Liability	11,924	(23,847)
Deferred Customer Costs Associated with Deferred Revenue			(11,924)
Prepaid expenses	120,939	377,134	533,545	(431,615)
Work In Process			(8,400)
Increase in:
Accounts payable & accrued expenses	(13,838)	824,183	271,282	351,516
Net Cash Used in Operating Activities	(1,808,220)	(665,286)	(1,151,087)	(1,200,674)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from Disposal of property and equipment	(5,000)			(6,531)
Cash acquired in acquisition		51,500	51,500
Net Cash Provided by Investing Activities	(5,000)	51,500	51,500	(6,531)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments on note payable	(385,513)	(104,667)	(300,387)	(227,699)
Proceeds from note payable	2,422,325	410,000	1,020,000	165,000
Proceeds from related party notes	26,125	14,300	92,600	37,300
Repayments of related party notes	(32,013)	0
Repayments on line of credit	(9,100)	(7,525)	(10,025)	7,302
Proceeds from issuance of common stock		300,000	300,000	1,225,000
Net Cash Provided by Financing Activities	2,021,824	612,108	1,102,188	1,206,903
Net (Decrease) Increase in Cash	208,604	(1,678)	2,601	(320)
Cash at Beginning of Year	10,773	8,172	8,172	8,492
Cash at End of Year	219,377	6,494	10,773	8,172
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during period: Interest			(50,404)	(39,552)
Cash paid during period: Franchise and Income Taxes	75,860	30,537
Noncash operating and financing activities:
Common Stock Issued for Services	438,770	1,518,443	1,416,173	1,605,457
Stock warrants/Stock Options issued for services	250,329	206,360	294,234	62,468
Conversion of debt and accrued interest to common stock	614,710	541,685	573,185	769,867
Acquisiion of Volerro	$ 31,800	$ 252,000	$ 252,000